Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Cash Flows from Operating Activities:
Net income	$ 14,655	$ 37,231
Operating distributions received from unconsolidated joint ventures	463	788
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	29,684	27,606
Amortization of deferred financing costs	594	803
Other amortization	9,516	12,485
Impairment loss on real estate assets	6,402	0
Stock compensation expense	594	334
Equity in income of unconsolidated joint ventures	(395)	(170)
Gain on sale of real estate assets, net	0	(17,832)
Changes in assets and liabilities:
Increase in tenant receivables, net	(9,685)	(3,216)
Decrease/(increase) in restricted cash and escrows	9	(16,069)
Decrease/(increase) in prepaid expenses and other assets	250	(2,659)
Decrease in accounts payable and accrued expenses	(11,122)	(6,101)
Increase in deferred income	2,033	4,709
Net cash provided by operating activities	42,998	37,909
Cash Flows from Investing Activities:
Investments in real estate assets and related intangibles	(281,613)	(13,075)
Net sales proceeds from wholly-owned properties	3,403	24,839
Investments in unconsolidated joint ventures	(672)	0
Deferred lease costs paid	(8,870)	(5,874)
Net cash (used in)/provided by investing activities	(287,752)	5,890
Cash Flows from Financing Activities:
Deferred financing costs paid	(47)	(12)
Proceeds from line of credit and notes payable	294,000	49,000
Repayments of line of credit and notes payable	(11,000)	(169,000)
Costs of issuance of common stock	0	(229)
Share repurchases as part of an announced program	(11)	0
Dividends paid and discount on dividend reinvestments	(33,570)	(34,569)
Net cash provided by/(used in) financing activities	249,372	(154,810)
Net increase/(decrease) in cash and cash equivalents	4,618	(111,011)
Cash and cash equivalents, beginning of period	12,957	139,690
Cash and cash equivalents, end of period	17,575	28,679
Supplemental Disclosures of Significant Noncash Investing and Financing Activities:
Accrued capital expenditures and deferred lease costs	$ 31,071	$ 4,410